Other assets - Disclosure of detailed information about other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Prepaid expenses and deposits	$ 2,326	$ 1,612
Total	2,326	1,612
Non-current
Interest receivable	1,292	0
Deferred financing fees	2,003	1,293
Property and equipment	5,080	4,083
Total	$ 8,375	$ 5,376